OTHER INTANGIBLE ASSETS (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	$ 848,681	$ 735,043
Cost [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	1,289,253	1,053,851
Accumulated amortization [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	(440,572)	(318,808)
Software and information technology applications purchased [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	552,443	440,568
Software and information technology applications purchased [member] | Cost [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	845,402	649,053
Software and information technology applications purchased [member] | Accumulated amortization [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	(292,959)	(208,485)
Other intangibles assets [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	42,510	54,565
Other intangibles assets [member] | Cost [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	52,125	66,592
Other intangibles assets [member] | Accumulated amortization [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	(9,615)	(12,027)
Licences [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	253,728	239,910
Licences [member] | Cost [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	391,726	338,206
Licences [member] | Accumulated amortization [member]
Discloser Of Other Intagible Assets [Line Items]
Intangible assets other than goodwill	$ (137,998)	$ (98,296)